Share based compensation - Narrative (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)						800,000
Share options granted (in shares)	120,000	500,000	500,000	0	120,000
Stock compensation expense			$ 30,000.00	$ 500,000	$ 400,000
Intrinsic value for unvested outstanding awards		$ 0	$ 0	0	$ 0
Unrecognized compensation cost				$ 400,000
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term (in years)				5 years
Cliff vesting period (in years)				3 years
Exercise price (in USD per share)				$ 8.0
Unrecognized compensation cost, weighted average period				1 year